                United States Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment: [   ]      Amendment number:   [   ]

This Amendment (check only one):
         [   ]   is a restatement.
         [   ]   adds new holdings entries.

Institutional Investment Manager filing this Report:

         Name:             Cypress Asset Management
         Address:          2929 Allen Parkway, Suite 2200
                           Houston, TX 77019

13F File Number:           28-5956

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Will Garwood
Title:            President
Phone:            713-512-2100

Signature, Place, and Date of Signing:

                   /s/ Will Garwood
                   ---------------------------------------


Report Type (check only one):

[ X ] 13F HOLDINGS REPORT; (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           121

Form 13F Information Value Total (thousands):     503,699



Confidential Information has been omitted from the public Form 13F and filed separately with the Commission.



List of Other Included Managers None

------------------------------------------------------------------------------------------------------------------------------------
                                                           FORM 13F
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    (SEC USE ONLY)
Page 1 of 7                  09/30/00                Name of Reporting Manager:  Cypress Asset Management, Inc.
                                                                                 ------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                       ITEM 5:             ITEM 6:                                 ITEM 8:

  Item 1:               Item 2:   Item 3:    Item 4:  Shares of      Investment Discretion      Item 7:    Voting Authority (Shares)
                                                                -----------------------------              -------------------------
Name of Issuer          Title of  CUSIP   Fair Market Principal         (b)Shared -            Managers

                         Class    Number      Value    Amount   (a)Sole as Defined (c)Shared- See Instr.V  (a)Sole (b)Shared (c)None

                                                                        in Instr.V  Other
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
A T & T                 COMMON   001957109 $1,389,119   47,289       X                                        35,139         12,150
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS             COMMON   002824100 $8,495,520   178,618      X                                       143,194         35,424
------------------------------------------------------------------------------------------------------------------------------------
AETHER SYSTEMS INC      COMMON   00808V105  $604,515     5,730       X                                        4,730           1,000
------------------------------------------------------------------------------------------------------------------------------------
AFLAC INC               COMMON   001055102  $320,312     5,000       X                                        5,000             0
------------------------------------------------------------------------------------------------------------------------------------
AGILENT TECH.           COMMON   00846U101  $759,950    15,529       X                                        11,389          4,140
------------------------------------------------------------------------------------------------------------------------------------
ALLSTATE                COMMON   020002101 $1,178,720    2,997       X                                        27,620          6,300
------------------------------------------------------------------------------------------------------------------------------------
ALTERA                  COMMON   021441100 $2,468,675   33,920       X                                        31,000         20,700
------------------------------------------------------------------------------------------------------------------------------------
ALZA CL A               COMMON   022615108 $1,242,745   51,700       X                                        13,787           580
------------------------------------------------------------------------------------------------------------------------------------
AMER EXPRESS            COMMON   025816109  $495,112    14,367       X                                        3,050           5,100
------------------------------------------------------------------------------------------------------------------------------------
AMER GENERAL            COMMON   026351106 $11,162,034   8,150       X                                       106,798         36,305
------------------------------------------------------------------------------------------------------------------------------------
AMER HOME PROD          COMMON   026609107 $8,289,634   143,103      X                                       117,737         28,820
------------------------------------------------------------------------------------------------------------------------------------
AMER INTL GROUP         COMMON   026874107 $13,621,403  146,557      X                                       119,071         23,282
------------------------------------------------------------------------------------------------------------------------------------
AMER PWR CONVERSION     COMMON   029066107  $285,702    142,353      X                                        12,940          1,950
------------------------------------------------------------------------------------------------------------------------------------
AMERICA ONLINE          COMMON   02364J104  $324,650    14,890       X                                        5,440            600
------------------------------------------------------------------------------------------------------------------------------------
AMGEN                   COMMON   031162100 $2,430,716    6,040       X                                        31,935          2,875
------------------------------------------------------------------------------------------------------------------------------------
ANALOG DEVICES          COMMON   032654105 $20,434,219  34,810       X                                       207,005         40,495
------------------------------------------------------------------------------------------------------------------------------------
APPLIED MATERIALS       COMMON   038222105 $5,748,271   247,500      X                                        79,665         17,250
------------------------------------------------------------------------------------------------------------------------------------
ASSOCIATES FIRST CAP    COMMON   046008108  $257,108    96,915       X                                        1,716           5,050
------------------------------------------------------------------------------------------------------------------------------------
ATMEL CORP.             COMMON   049513104  $253,024     6,766       X                                        14,060          2,600
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA         COMMON   06605F102 $4,472,184   16,660       X                                        67,708         17,680
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                               $84,233,613
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                           FORM 13F
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    (SEC USE ONLY)
Page 2 of 7                  09/30/00                Name of Reporting Manager:  Cypress Asset Management, Inc.
                                                                                 ------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                       ITEM 5:             ITEM 6:                                 ITEM 8:

  Item 1:               Item 2:   Item 3:    Item 4:  Shares of      Investment Discretion      Item 7:    Voting Authority (Shares)
                                                                -----------------------------              -------------------------
Name of Issuer          Title of  CUSIP   Fair Market Principal         (b)Shared -            Managers

                         Class    Number      Value    Amount   (a)Sole as Defined (c)Shared- See Instr.V  (a)Sole (b)Shared (c)None

                                                                        in Instr.V  Other
------------------------------------------------------------------------------------------------------------------------------------
BANK OF NEW YORK        COMMON   064057102 $7,334,377   130,825      X                                       107,360         23,465
------------------------------------------------------------------------------------------------------------------------------------
BANK ONE                COMMON   06423A103 $1,141,369   29,550       X                                        22,225          7,325
------------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY CL B COMMON   084670207 $2,895,930    1,399       X                                        1,111            288
------------------------------------------------------------------------------------------------------------------------------------
BMC SOFTWARE            COMMON   055921100 $1,190,244   62,235       X                                        42,805         19,430
------------------------------------------------------------------------------------------------------------------------------------
BP AMOCO                COMMON   055622104  $297,224     5,608       X                                        3,588           2,020
------------------------------------------------------------------------------------------------------------------------------------
BRISTOL-MYERS           COMMON   110122108 $4,969,875   87,000       X                                        67,879         19,121
------------------------------------------------------------------------------------------------------------------------------------
BURLINGTON RESRS        COMMON   122014103 $2,521,840   68,505       X                                        56,465         12,040
------------------------------------------------------------------------------------------------------------------------------------
CABLEVISION SYS         COMMON   12686C109  $265,250     4,000       X                                        4,000             0
------------------------------------------------------------------------------------------------------------------------------------
CHASE MANHATTAN         COMMON   16161A108  $563,869    12,208       X                                        9,574           2,634
------------------------------------------------------------------------------------------------------------------------------------
CHEVRON                 COMMON   166751107  $752,646     8,829       X                                        8,829             0
------------------------------------------------------------------------------------------------------------------------------------
CISCO SYSTEMS           COMMON   17275R102 $11,239,121  203,423      X                                       166,823         36,600
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP               COMMON   172967101 $20,365,560  376,704      X                                       293,475         83,229
------------------------------------------------------------------------------------------------------------------------------------
COCA-COLA               COMMON   191216100 $9,579,554   173,779      X                                       139,819         33,960
------------------------------------------------------------------------------------------------------------------------------------
COSTCO WHOLESALE        COMMON   22160K105  $567,734    16,250       X                                        15,450           800
------------------------------------------------------------------------------------------------------------------------------------
CYPRESS SEMI.           COMMON   232806109  $479,008    11,525       X                                        9,550           1,975
------------------------------------------------------------------------------------------------------------------------------------
DIAGEO PLC ADR          COMMON   25243Q205  $351,536     9,955       X                                        3,955           6,000
------------------------------------------------------------------------------------------------------------------------------------
DISNEY, WALT            COMMON   254687106 $8,381,149   219,115      X                                       178,052         41,063
------------------------------------------------------------------------------------------------------------------------------------
EDS                     COMMON   285661104 $1,827,037   44,025       X                                        33,325         10,700
------------------------------------------------------------------------------------------------------------------------------------
EMC                     COMMON   268648102 $3,925,152   39,598       X                                        29,832          9,766
------------------------------------------------------------------------------------------------------------------------------------
EMERSON ELECTRIC        COMMON   291011104 $1,867,625   27,875       X                                        20,225          7,650
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                               $80,516,100
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                           FORM 13F
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    (SEC USE ONLY)
Page 3 of 7                  09/30/00                Name of Reporting Manager:  Cypress Asset Management, Inc.
                                                                                 ------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                       ITEM 5:             ITEM 6:                                 ITEM 8:

  Item 1:               Item 2:   Item 3:    Item 4:  Shares of      Investment Discretion      Item 7:    Voting Authority (Shares)
                                                                -----------------------------              -------------------------
Name of Issuer          Title of  CUSIP   Fair Market Principal         (b)Shared -            Managers

                         Class    Number      Value    Amount   (a)Sole as Defined (c)Shared- See Instr.V  (a)Sole (b)Shared (c)None

                                                                        in Instr.V  Other
------------------------------------------------------------------------------------------------------------------------------------
ERICSSON                COMMON   294821400  $646,936    43,675       X                                        13,000         30,675
------------------------------------------------------------------------------------------------------------------------------------
EXODUS COMM. INC.       COMMON   302088109  $253,787     5,140       X                                        5,140             0
------------------------------------------------------------------------------------------------------------------------------------
EXXON MOBIL CORP        COMMON   30231G102 $4,112,495   46,143       X                                        33,932         12,211
------------------------------------------------------------------------------------------------------------------------------------
FANNIE MAE              COMMON   313586109 $4,484,051   62,714       X                                        47,164         15,550
------------------------------------------------------------------------------------------------------------------------------------
FEDEX CORP              COMMON   31428X106  $219,483     4,950       X                                        4,950             0
------------------------------------------------------------------------------------------------------------------------------------
FLEXTRONICS INTL        COMMON   Y2573F102  $314,128     3,825       X                                        3,525            300
------------------------------------------------------------------------------------------------------------------------------------
FOREST LABS             COMMON   345838106  $458,750     4,000       X                                        4,000             0
------------------------------------------------------------------------------------------------------------------------------------
FREDDIE MAC             COMMON   313400301  $432,500     8,000       X                                        7,250            750
------------------------------------------------------------------------------------------------------------------------------------
GENERAL ELECTRIC        COMMON   369604103 $18,857,562  326,892      X                                       264,802         62,090
------------------------------------------------------------------------------------------------------------------------------------
GILLETTE                COMMON   375766102  $660,277    21,385       X                                        19,610          1,775
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL CROSSING         COMMON   G3921A100 $4,121,905   132,965      X                                       109,533         23,432
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS           COMMON   38141G104  $654,001     5,740       X                                        5,050            690
------------------------------------------------------------------------------------------------------------------------------------
GUIDANT                 COMMON   401698105 $5,214,263   73,765       X                                        62,195         11,570
------------------------------------------------------------------------------------------------------------------------------------
HEWLETT PACKARD         COMMON   428236103 $8,300,775   85,575       X                                        66,575         19,000
------------------------------------------------------------------------------------------------------------------------------------
HOME DEPOT              COMMON   437076102  $279,715     5,271       X                                        4,196           1,075
------------------------------------------------------------------------------------------------------------------------------------
HONEYWELL INTL.         COMMON   438516106 $1,986,806   55,770       X                                        45,345         10,425
------------------------------------------------------------------------------------------------------------------------------------
HUBBELL CL B            COMMON   443510201  $216,791     8,650       X                                        3,000           5,650
------------------------------------------------------------------------------------------------------------------------------------
IBM                     COMMON   459200101 $11,566,182  102,811      X                                        83,161         19,650
------------------------------------------------------------------------------------------------------------------------------------
INTEL                   COMMON   458140100 $7,951,530   191,315      X                                       156,203         35,112
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHN          COMMON   478160104 $10,575,014  112,575      X                                        87,764         24,811
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                               $81,306,951
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                           FORM 13F
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    (SEC USE ONLY)
Page 4 of 7                  09/30/00                Name of Reporting Manager:  Cypress Asset Management, Inc.
                                                                                 ------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                       ITEM 5:             ITEM 6:                                 ITEM 8:

  Item 1:               Item 2:   Item 3:    Item 4:  Shares of      Investment Discretion      Item 7:    Voting Authority (Shares)
                                                                -----------------------------              -------------------------
Name of Issuer          Title of  CUSIP   Fair Market Principal         (b)Shared -            Managers

                         Class    Number      Value    Amount   (a)Sole as Defined (c)Shared- See Instr.V  (a)Sole (b)Shared (c)None

                                                                        in Instr.V  Other
------------------------------------------------------------------------------------------------------------------------------------
KERR-MC GEE             COMMON   492386107  $218,448     7,811       X                                          0             7,811
------------------------------------------------------------------------------------------------------------------------------------
KLA TENCOR              COMMON   482480100  $397,816     5,625       X                                        5,625             0
------------------------------------------------------------------------------------------------------------------------------------
KROGER                  COMMON              $316,837    10,000       X                                        10,000            0
------------------------------------------------------------------------------------------------------------------------------------
KYOCERA CORP ADR        COMMON   501556203 $11,016,565   3,498       X                                        3,278            220
------------------------------------------------------------------------------------------------------------------------------------
LILLY, ELI              COMMON   532457108 $12,173,584  21,620       X                                        15,700          5,920
------------------------------------------------------------------------------------------------------------------------------------
LINEAR TECH             COMMON   535678106 $11,262,791  73,485       X                                        62,135         11,350
------------------------------------------------------------------------------------------------------------------------------------
LSI LOGIC               COMMON   502161102  $472,599    10,750       X                                        10,300           450
------------------------------------------------------------------------------------------------------------------------------------
LUCENT TECH             COMMON   549463107  $601,000    194,763      X                                       155,703         39,060
------------------------------------------------------------------------------------------------------------------------------------
MARSH MC LENNAN         COMMON             $1,631,957    2,405       X                                        1,800            605
------------------------------------------------------------------------------------------------------------------------------------
MBIA                    COMMON   55262C100 $4,660,085    4,050       X                                        2,550           1,500
------------------------------------------------------------------------------------------------------------------------------------
MBNA                    COMMON   55262L100  $416,762    11,205       X                                        11,205            0
------------------------------------------------------------------------------------------------------------------------------------
MEDTRONIC               COMMON   585055106 $8,901,372   40,699       X                                        35,999          4,700
------------------------------------------------------------------------------------------------------------------------------------
MELLON FINANCIAL        COMMON   58551A108  $267,441    53,200       X                                        42,800         10,400
------------------------------------------------------------------------------------------------------------------------------------
MERCK                   COMMON   589331107  $290,075    140,319      X                                       115,383         24,936
------------------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH           COMMON   590188108 $1,998,684   61,640       X                                        48,090         13,550
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT               COMMON   594918104 $1,992,220   81,339       X                                        63,659         17,680
------------------------------------------------------------------------------------------------------------------------------------
MINN MINING&MFG         COMMON   604059105 $10,325,930   8,215       X                                        6,990           1,225
------------------------------------------------------------------------------------------------------------------------------------
MOLEX                   COMMON   608554101 $3,761,075   23,706       X                                        21,457          2,249
------------------------------------------------------------------------------------------------------------------------------------
MOLEX CL A              COMMON   608554200 $5,301,440   236,226      X                                       192,134         44,092
------------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY
DEAN WITTER             COMMON   617446448  $560,175    134,994      X                                       113,187         21,807
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                               $76,566,856
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                           FORM 13F
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    (SEC USE ONLY)
Page 5 of 7                  09/30/00                Name of Reporting Manager:  Cypress Asset Management, Inc.
                                                                                 ------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                       ITEM 5:             ITEM 6:                                 ITEM 8:

  Item 1:               Item 2:   Item 3:    Item 4:  Shares of      Investment Discretion      Item 7:    Voting Authority (Shares)
                                                                -----------------------------              -------------------------
Name of Issuer          Title of  CUSIP   Fair Market Principal         (b)Shared -            Managers

                         Class    Number      Value    Amount   (a)Sole as Defined (c)Shared- See Instr.V  (a)Sole (b)Shared (c)None

                                                                        in Instr.V  Other
------------------------------------------------------------------------------------------------------------------------------------
MOTOROLA                COMMON   620076109 $6,735,436   238,423      X                                       181,488         56,935
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL CITY           COMMON   635405103  $210,187     9,500       X                                        9,500             0
------------------------------------------------------------------------------------------------------------------------------------
NATL SEMI.              COMMON   637640103  $373,117     9,270       X                                        8,495            775
------------------------------------------------------------------------------------------------------------------------------------
NOKIA ADR               COMMON   654902204 $9,956,907   250,095      X                                       206,825         43,270
------------------------------------------------------------------------------------------------------------------------------------
NORTEL                  COMMON   656569100  $231,698     3,890       X                                        2,990            900
------------------------------------------------------------------------------------------------------------------------------------
ORACLE                  COMMON   68389X105  $431,156     5,475       X                                        5,275            200
------------------------------------------------------------------------------------------------------------------------------------
PAINE WEBBER            COMMON   695629105  $204,375     3,000       X                                        3,000             0
------------------------------------------------------------------------------------------------------------------------------------
PALM,INC                COMMON   696642107  $789,669    14,917       X                                        13,121          1,796
------------------------------------------------------------------------------------------------------------------------------------
PEPSICO                 COMMON   713448108 $9,630,790   209,365      X                                       160,875         48,490
------------------------------------------------------------------------------------------------------------------------------------
PFIZER                  COMMON   717081103 $16,764,354  373,059      X                                       302,030         71,029
------------------------------------------------------------------------------------------------------------------------------------
PHARMACIA CORP          COMMON   611662107 $3,788,201   62,940       X                                        49,595         13,345
------------------------------------------------------------------------------------------------------------------------------------
PROCTER GAMBLE          COMMON   742718109 $7,087,193   105,779      X                                        83,755         22,024
------------------------------------------------------------------------------------------------------------------------------------
QUALCOM                 COMMON   747525103   $21,375      300        X                                         300              0
------------------------------------------------------------------------------------------------------------------------------------
QWEST COMM INTL         COMMON   749121109  $725,600    15,097       X                                        13,559          1,538
------------------------------------------------------------------------------------------------------------------------------------
RIVIANA FOODS           COMMON   769536103  $233,625    14,000       X                                        14,000            0
------------------------------------------------------------------------------------------------------------------------------------
ROYAL DUTCH             COMMON   780257804 $5,655,223   94,352       X                                        77,052         17,300
------------------------------------------------------------------------------------------------------------------------------------
SABRE HLDGS CORP        COMMON   785905100  $303,844    10,500       X                                        6,500           4,000
------------------------------------------------------------------------------------------------------------------------------------
SBC COMM                COMMON   78387G103 $3,610,900   72,218       X                                        59,346         12,872
------------------------------------------------------------------------------------------------------------------------------------
SCHERING PLOUGH         COMMON   806605101 $5,965,950   128,300      X                                       102,460         25,840
------------------------------------------------------------------------------------------------------------------------------------
SEAGATE TECH            COMMON   811804103  $201,480     2,920       X                                        2,420            500
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                               $72,921,080
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                           FORM 13F
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    (SEC USE ONLY)
Page 6 of 7                  09/30/00                Name of Reporting Manager:  Cypress Asset Management, Inc.
                                                                                 ------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                       ITEM 5:             ITEM 6:                                 ITEM 8:

  Item 1:               Item 2:   Item 3:    Item 4:  Shares of      Investment Discretion      Item 7:    Voting Authority (Shares)
                                                                -----------------------------              -------------------------
Name of Issuer          Title of  CUSIP   Fair Market Principal         (b)Shared -            Managers

                         Class    Number      Value    Amount   (a)Sole as Defined (c)Shared- See Instr.V  (a)Sole (b)Shared (c)None

                                                                        in Instr.V  Other
------------------------------------------------------------------------------------------------------------------------------------
SMITH KLINE BEECHAM     COMMON   832378301  $682,476     9,945       X                                        9,620            325
------------------------------------------------------------------------------------------------------------------------------------
SOLECTRON               COMMON   834182107 $1,213,318   26,305       X                                        18,755          7,550
------------------------------------------------------------------------------------------------------------------------------------
SONERA CORP.            COMMON   835433202  $536,815    21,260       X                                        20,165          1,095
------------------------------------------------------------------------------------------------------------------------------------
SONY                    COMMON   835699307 $5,427,914   53,775       X                                        44,015          9,760
------------------------------------------------------------------------------------------------------------------------------------
ST JUDE MEDICAL         COMMON   790849103  $357,000     7,000       X                                        7,000             0
------------------------------------------------------------------------------------------------------------------------------------
SUN MICROSYSTEMS        COMMON   866810104  $325,499     2,788       X                                        2,150            638
------------------------------------------------------------------------------------------------------------------------------------
SUNGARD DATA SYSTEMS    COMMON   867363103  $656,958    15,345       X                                        14,695           650
------------------------------------------------------------------------------------------------------------------------------------
TAIWAN SEMI.            COMMON   874039100  $314,182    15,420       X                                        8,270           7,150
------------------------------------------------------------------------------------------------------------------------------------
TARGET CORP.            COMMON   239753106 $4,099,256   159,971      X                                       133,371         26,600
------------------------------------------------------------------------------------------------------------------------------------
TEXACO                  COMMON   881694103 $1,494,517   28,467       X                                        22,217          6,250
------------------------------------------------------------------------------------------------------------------------------------
TEXAS INSTRMTS          COMMON   882508104 $17,183,658  364,157      X                                       292,767         71,390
------------------------------------------------------------------------------------------------------------------------------------
TIME WARNER             COMMON   887315109 $11,692,897  149,430      X                                       123,295         26,135
------------------------------------------------------------------------------------------------------------------------------------
UNILEVER NV             COMMON   904784709 $2,130,286   44,151       X                                        38,866          5,285
------------------------------------------------------------------------------------------------------------------------------------
VERIZON COMMUNICATIONS  COMMON   92343V104 $4,505,167   93,010       X                                        73,648         19,362
------------------------------------------------------------------------------------------------------------------------------------
VIACOM CL B             COMMON   925524308 $11,719,634  200,336      X                                       164,041         36,295
------------------------------------------------------------------------------------------------------------------------------------
VODAFONE GROUP          COMMON   92857T107 $4,475,335   120,955      X                                       100,605         20,350
------------------------------------------------------------------------------------------------------------------------------------
WAL-MART                COMMON   931142103 $9,451,226   196,389      X                                       157,129         39,260
------------------------------------------------------------------------------------------------------------------------------------
WALGREEN                COMMON   931422109  $461,055    12,153       X                                        9,353           2,800
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO             COMMON   949746101  $697,102    15,175       X                                        13,775          1,400
------------------------------------------------------------------------------------------------------------------------------------
WM WRIGLEY              COMMON   982526105  $293,884     3,925       X                                        3,425            500
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                               $77,718,179
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                           FORM 13F
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    (SEC USE ONLY)
Page 7 of 7                  09/30/00                Name of Reporting Manager:  Cypress Asset Management, Inc.
                                                                                 ------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                       ITEM 5:             ITEM 6:                                 ITEM 8:

  Item 1:               Item 2:   Item 3:    Item 4:  Shares of      Investment Discretion      Item 7:    Voting Authority (Shares)
                                                                -----------------------------              -------------------------
Name of Issuer          Title of  CUSIP   Fair Market Principal         (b)Shared -            Managers

                         Class    Number      Value    Amount   (a)Sole as Defined (c)Shared- See Instr.V  (a)Sole (b)Shared (c)None

                                                                        in Instr.V  Other
------------------------------------------------------------------------------------------------------------------------------------
XILINX                  COMMON   983919101 $30,406,551  355,113      X                                       292,098         63,015
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                               $30,406,551
------------------------------------------------------------------------------------------------------------------------------------
                                           $503,669,330
------------------------------------------------------------------------------------------------------------------------------------